Consolidated Statement of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance at Dec. 29, 2012	$ 193,697	$ 559	$ 33,923	$ 159,195	$ 20
Balance (in shares) at Dec. 29, 2012		55,903
Comprehensive income:
Net income	60,081	$ 0	0	60,081	0
Unrealized gain (loss) on available-for-sale marketable debt securities	(7)	0	0	0	(7)
Exercise of common stock options	7,966	$ 7	7,959	0	0
Exercise of common stock options (in shares)		757
Tax effect from stock-based compensation	1,007	$ 0	1,007	0	0
Stock-based compensation (in shares)		160
Stock-based compensation	4,232	$ 2	4,230	0	0
Repurchases of common stock	(42,072)	$ (19)	(42,053)	0	0
Repurchases of common stock (in shares)		(1,919)
Other	$ 316	$ 0	316	0	0
Other (shares)	0
Balance at Dec. 28, 2013	$ 225,220	$ 549	5,382	219,276	13
Balance (in shares) at Dec. 28, 2013		54,901
Comprehensive income:
Net income	67,974	$ 0	0	67,974	0
Unrealized gain (loss) on available-for-sale marketable debt securities	(47)	0	0	0	(47)
Exercise of common stock options	2,873	$ 2	2,871	0	0
Exercise of common stock options (in shares)		239
Tax effect from stock-based compensation	581	$ 0	581	0	0
Stock-based compensation (in shares)		(96)
Stock-based compensation	6,798	$ (1)	6,799	0	0
Repurchases of common stock	(46,492)	$ (22)	(15,633)	(30,837)	0
Repurchases of common stock (in shares)		(2,246)
Balance at Jan. 03, 2015	$ 256,907	$ 528	0	256,413	(34)
Balance (in shares) at Jan. 03, 2015	52,798	52,798
Comprehensive income:
Net income	$ 50,519	$ 0	0	50,519	0
Unrealized gain (loss) on available-for-sale marketable debt securities	20	0	0	0	20
Exercise of common stock options	2,976	$ 3	2,973	0	0
Exercise of common stock options (in shares)		253
Tax effect from stock-based compensation	1,828	$ 0	1,828	0	0
Stock-based compensation (in shares)		(7)
Stock-based compensation	10,290	$ 0	10,290	0	0
Repurchases of common stock	(100,201)	$ (37)	(15,091)	(85,073)	0
Repurchases of common stock (in shares)		(3,642)
Balance at Jan. 02, 2016	$ 222,339	$ 494	$ 0	$ 221,859	$ (14)
Balance (in shares) at Jan. 02, 2016	49,402	49,402